Trade and Other Payables - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Trade And Other Payables [Abstract]
Amounts due to exchanges, clearing houses and other counterparties, segregated	$ 4,733.5	$ 3,820.2
Amounts due to exchanges, clearing houses and other counterparties, non-segregated	$ 4,038.8	$ 2,540.8